Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 136,042.53
Total Fee Amount	18.79
Total Offset Amount	0.00
Net Fee	$ 18.79
Offering Table N/A
Offset Table N/A	N/A